Organization and Description of Business	6 Months Ended
Jun. 30, 2026
Organization and Description of Business [Abstract]
Organization and Description of Business

1. Organization and Description of Business

Baiya International Group Inc. (“Baiya”, or the “Company”) was incorporated on October 18, 2021, under the laws of the Cayman Islands with limited liability. As a holding company with no material operations of its own, prior to the Disposition described below, Baiya conducts all of the operations in mainland China of People’s Republic of China (“PRC” or “China”) through the contractual arrangements (the “Contractual Arrangements”), with Shenzhen Gongwuyuan Network Technology Co., Ltd. (“Gongwuyuan”), which is a variable interest entity (the “VIE”), and its subsidiaries, or collectively, “PRC operating entities”. The PRC operating entities mainly engaged in providing job matching service, entrusted recruitment service, project outsourcing service and labor dispatching service to business enterprises and organizations in the flexible employment market within China, primarily in the core manufacturing regions including the Pearl River Delta and Yangtze River Delta region.

Baiya owns 100% of the equity interests of Ruifeng International Group Limited (“Ruifeng BVI”), a limited liability company formed under the laws of British Virgin Islands (“BVI”) on October 25, 2021.

Ruifeng BVI owns 100% of Juxing Investment Group (Hong Kong) Limited (“Juxing HK”), a limited liability company formed in Hong Kong on November 3, 2021.

On December 9, 2021, Shenzhen Pengze Future Technology Co., Ltd. (“Pengze WFOE”) was incorporated pursuant to PRC mainland China laws as a wholly foreign owned enterprise of Juxing HK.

On March 25, 2025, Baiya incorporated Baiya International Group Inc. (“Baiya US”), a corporation organized under the laws of State of Delaware, as Baiya’s wholly owned subsidiary. On May 20, 2025, Baiya incorporated HK Baiya International Group Limited (“Baiya HK”), a limited liability company under the laws of Hong Kong, as Baiya’s wholly owned subsidiary.

On July 8, 2025, Baiya HK incorporated a direct subsidiary, Baiya (Chengdu) Enterprise Management Consulting Co., Ltd. (“Baiya Chengdu”), a wholly foreign owned enterprise under the laws of PRC mainland China.

On June 3, 2025, Baiya incorporated a wholly owned subsidiary, BIYA PTE. LTD. (“BIYA Singapore”), a limited liability company under the laws of Singapore.

On July 15, 2025, Baiya US incorporated BIYA Universal Media Inc. (“BIYA Media”), a corporation under the laws of state of Delaware, as its wholly owned subsidiary.

On December 23, 2025, Baiya Chengdu duly incorporated Chuzhou Baiwo Technology Co., Ltd. (“Chuzhou Baiwo”) with a 51% equity ownership, under the laws of PRC mainland China. Chuzhou Baiwo is mainly engaged in operating an intelligent SaaS-enabled new-economy human capital platform focused on the full lifecycle management of freelance talent.

Ruifeng BVI, BIYA PTE. LTD., and BIYA Universal Media Inc. are currently not engaging in any active business operations and merely acting as holding companies.

Reorganization

A reorganization of the Company’s legal structure (“Reorganization”) was completed on December 29, 2021. The Reorganization involved the formation of Baiya, Ruifeng BVI, Juxing HK and the Pengze WFOE, and execution of a series of contractual agreements among Pengze WFOE, Gongwuyuan and certain shareholders of Gongwuyuan (representing 95% equity ownership in Gongwuyuan).

On December 29, 2021, Pengze WFOE entered into a series of contractual arrangements with certain shareholders of Gongwuyuan. These agreements include Business Operation Agreement and Powers of Attorney, Exclusive Consulting and Service Agreement, Equity Disposal Agreement, Equity Pledge Agreement and Agency Agreement (collectively the “Contractual Arrangements”). Pursuant to the Contractual Arrangements, Pengze WFOE has the exclusive right to provide Gongwuyuan consulting and all the technical support services related to business operations including technology and management consulting services.

As a result of the Contractual Arrangements entered among Pengze WFOE, Gongwuyuan and certain shareholders of Gongwuyuan, Gongwuyuan is considered as VIE under the Statement of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810 Consolidation. Consequently, Baiya, through the Pengze WFOE, obtains the power to direct the activities that most significantly affects the economic performance of Gongwuyuan and receives the economic benefits that could be significant to Gongwuyuan, and became the primary beneficiary of Gongwuyuan. The Company treats its VIE and its subsidiaries as the consolidated entities under U.S. GAAP.

The Company, together with its wholly owned subsidiaries and its VIE, is effectively controlled by the same majority shareholders group who act in concert before and after the Reorganization, and therefore the Reorganization is considered as a reorganization of entities under common control. The consolidation of the Company, its subsidiaries, its VIE and the VIE’s subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statement.

On June 8, 2026, Baiya entered into a share purchase agreement (the “SPA”) with Shengshi International Group Inc., a Cayman Islands exempted company (the “Purchaser”), and Juxing, a wholly owned subsidiary of the Company. Pursuant to the SPA, the Company agreed to sell 100% of its equity interest in Juxing to the Purchaser for aggregate consideration of $2.0 million (the “Disposition”).

Juxing owns 100% of Shenzhen Pengze Future Technology Co., Ltd., which controls Shenzhen Gongwuyuan Network Technology Co., Ltd. (“Gongwuyuan”) through a series of contractual arrangements with certain variable interest entities (“VIEs”), including Gongwuyuan and its subsidiaries and shareholders. Upon completion of the Disposition on June 25, 2026, the Purchaser became the sole shareholder of Juxing and will indirectly control the VIEs.

As of June 30, 2026, the consolidated financial statements of the Company include the following entities:

	Place and date of	% of ownership
Name of entities	incorporation	Direct	Indirect	Principal activities
Parent company
Baiya	Cayman Island/ October 18, 2021	Parent		Investment holding
Subsidiaries of Baiya
Ruifeng BVI	BVI/October 25, 2021	100%		Investment holding
Baiya US	USA/ March 25, 2025	100%		Investment holding
Baiya HK	PRC – Hong Kong/ May 20, 2025	100%		Investment holding
Baiya Chengdu	PRC – Mainland China/ May 20, 2025		100% owned by Baiya HK	Consultancy and management support
BIYA Singapore	Singapore/ June 3, 2025	100%		Investment holding

BIYA Media	USA/ July 15, 2025		100% owned by Baiya US	Investment holding

Chuzhou Baiwo	PRC – Mainland China/ December 23, 2025		51% owned by Baiya Chengdu	Technical Development, Consulting, and other related services

The Company, Ruifeng BVI, Baiya US, Baiya HK, BIYA Media and Baiya Singapore are essentially holding companies and do not have active operations as of June 30, 2026.

Going Concern

As reflected in the accompanying consolidated financial statements, the Company had accumulated deficits of $13,599,360 and $11,066,628 as of June 30, 2026 and December 31, 2025, respectively. The Company incurred net losses attributable to the Company of $2,432,837 and $4,757,278 for the six months ended June 30, 2026 and 2025, respectively. These conditions raise substantial doubt about the Company’s ability to continue as a going concern within one year from the issuance date of the consolidated financial statements.

The Management plans to increase its revenue by expanding the business to intelligent SaaS-enabled new-economy human capital platform focused on the full lifecycle management of freelance talent, provide enterprise clients with efficient, customized talent solutions while offering freelancers precise opportunity matching, skills development pathways, and entrepreneurial incubation support.

As of June 30, 2026. the Company had $1,181,159 in cash on hand, and working capital of $26,385,663 including loan receivable from third parties of $18,794,286. The Company has historically funded its working capital needs primarily from operations. The working capital requirements are affected by the efficiency of operations and depend on the Company’s ability to increase its revenue. However, delays in recoveries could negatively impact the Company, and the Company may need additional cash resources in the future if the Company experiences changed business conditions or other developments and may also need additional cash resources in the future if the Company wishes to pursue opportunities for investment, acquisition, strategic cooperation or other similar actions. If it is determined that the cash requirements exceed the Company’s amounts of cash on hand, the Company may seek to issue debt or equity securities or obtain a credit facility.

On October 22, 2025, the Company’s Board of Directors approved a reverse stock split of its authorized and issued and outstanding Class A ordinary shares, par value $0.0001 per share (the “Common Stock”), at a ratio of 1-for-25, which became effective on December 29, 2025. After the reverse stock split, every 25 issued and outstanding shares of the Company’s Common Stock was converted automatically into one share of the Company’s Common Stock with par value $0.0025 per share. An aggregate of 51 shares were adjusted to address rounding differences arising from the 1-for-25 reverse split, with no impact on total shareholders’ equity.

On July 8, 2026, the Company announced a reverse stock split of its authorized and issued and outstanding Class A ordinary shares, par value $0.0025 per share (the “Common Stock”), at a ratio of 1-for-10, which became effective on July 10, 2026. After the reverse stock split, every 10 issued and outstanding shares of the Company’s Common Stock was converted automatically into one share of the Company’s Common Stock with par value $0.025 per share. The consolidated financial statements were retroactively prepared for the reverse stock split for the periods presented.